Accounting Policies - Summary of New and Revised Accounting Standards, Amendments to Standards and New Interpretations are Adopted by the Group (Parenthetical) (Parenthetical) (Detail) - Adoption Of IFRS 16 [member]
$ in Millions
Jan. 01, 2019 USD ($)
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated right-of-use assets	$ 190.0
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Estimated additional lease liabilities	$ 230.0